Equity - Adjusted income from continuing operations attributable to shareholders (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Equity [Line Items]
Net income (loss)	€ (698)	€ (463)	€ (1,605)
Discontinued operations, net of income taxes	(142)	10	(13)
Income from continuing operations	(840)	(454)	(1,618)
Income from continuing operations attributable to non-controlling interests	(3)	(2)	(3)
Income from continuing operations attributable to shareholders	(843)	(456)	(1,622)
Amortization and impairment of acquired intangible assets	392	290	363
Impairment of goodwill	0	8	1,357
Restructuring and acquisition-related charges	326	381	202
Other items:	830	1,358	925
Net finance income/expenses	23	18	(4)
Tax impact on adjusting items	(370)	(450)	(376)
Tax effect of derecognition of US deferred tax asset	941
Adjusted Income from continuing operations attributable to shareholders	1,300	1,148	845
Respironics litigation provision
Equity [Line Items]
Other items:	984	575
Respironics insurance income
Equity [Line Items]
Other items:	(538)
Respironics field-action connected to the proposed consent decree
Equity [Line Items]
Other items:	113	363	250
Respironics field-action running costs
Equity [Line Items]
Other items:	133	224	210
Quality actions
Equity [Line Items]
Other items:	123	175	59
R&D project impairments
Equity [Line Items]
Other items:			134
Portfolio realignment charges
Equity [Line Items]
Other items:			109
Impairment of assets in S&RC
Equity [Line Items]
Other items:			39
Provision for public investigations tender irregularities
Equity [Line Items]
Other items:			60
Provision for a legal matter
Equity [Line Items]
Other items:		31
Investment re-measurement loss
Equity [Line Items]
Other items:		23
Loss (gain) on divestment of business
Equity [Line Items]
Other items:		(35)
Remaining items
Equity [Line Items]
Other items:	€ 16	€ 2	€ 63